Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic And Diluted Earnings Per Share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2024	2023	2022
Net income attributable to Vale S.A.'s shareholders
Net income from continuing operations	6,166	7,983	16,728
Net income from discontinued operations	-	-	2,060
Net income	6,166	7,983	18,788

Thousands of shares
Weighted average number of common shares outstanding	4,274,854	4,366,130	4,637,794
Weighted average number of common shares outstanding and potential ordinary shares	4,279,867	4,369,961	4,642,432

Basic and diluted earnings per share from continuing operations
Common share (US$)	1.44	1.83	3.61
Basic and diluted earnings per share from discontinued operations
Common share (US$)	-	-	0.44

Basic and diluted earnings per share attributable to Vale S.A.'s shareholders
Common share (US$)	1.44	1.83	4.05